UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

 (Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: (405) 778‐8377

Date of fiscal year end: November 30, 2019

Date of reporting period: May 31, 2019

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1) is attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

Innovation Shares NextGen Protocol ETF

Semi-Annual Report

May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (the “Commission”), paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of your shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Innovation Shares
NextGen Protocol ETF

Table of Contents

The Fund files its complete schedule of Fund holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its report on Form N-PORT within sixty days after the end of the period. The Fund’s Forms N-Q and N-PORT reports are available on the Commission’s website at https://www.sec.gov.

A description of the policies and procedures that Exchange Traded Concepts uses to determine how to vote proxies relating to the Fund’s securities, as well as information relating to how the Fund voted proxies relating to the Fund’s securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-833-466-6383; (ii) on the Fund’s website at www.innovationshares.com; and (iii) on the Commission’s website at https://www.sec.gov.

Innovation Shares

NextGen Protocol ETF

Schedule of Investments

May 31, 2019 (Unaudited)

Sector Weightings†

67.0% Information Technology
13.0% Financials
4.9% Consumer Staples
4.9% Consumer Discretionary
4.1% Energy
2.8% Industrials
1.2% Utilities
0.8% Repurchase Agreements
0.7% Communication Services
0.5% Cash Equivalents
0.1% Materials

† Sector weightings percentages are based on the total fair value of investments. Repurchase agreements purchased from cash collateral investments. Please see Notes 2 and 6 in Notes to Financial Statements for more detailed information.

Description	Shares	Fair Value
COMMON STOCK — 99.2%
Canada — 0.1%
TMX Group	180	$12,006
France — 6.3%
AXA	8,445	207,789
BNP Paribas(A)	4,695	213,854
Capgemini	600	66,928
Engie(A)	8,130	112,793
		601,364
Germany — 5.2%
SAP	3,450	424,513
Wirecard	465	72,596
		497,109
Hong Kong — 1.3%
Hong Kong Exchanges & Clearing	3,800	120,874
India — 1.6%
Infosys ADR	14,565	152,496
Japan — 0.4%
GMO internet	400	6,230
HIS	200	5,858
SBI Holdings	900	20,814
		32,902
South Korea — 1.2%
Samsung SDS	240	41,716
SK Telecom	330	69,414
Vidente*	135	712
		111,842
Switzerland — 4.6%
Nestle	4,380	433,493
Description	Shares	Fair Value
Taiwan — 5.6%
Hon Hai Precision Industry	50,000	$116,884
Taiwan Semiconductor Manufacturing ADR	10,695	410,153
		527,037
United Kingdom — 4.1%
BP PLC	57,630	392,311
United States — 68.8%
Consumer Discretionary — 4.8%
Amazon.com*	255	452,643
Overstock.com(A)*	105	1,003
		453,646
Consumer Staples — 0.3%
Bunge	555	29,021
Financials — 7.2%
American Express	3,270	375,102
CME Group, Cl A	1,575	302,589
GAIN Capital Holdings(A)	150	583
		678,274
Industrials — 2.8%
FedEx	1,245	192,079
IHS Markit*	1,410	80,920
		272,999
Information Technology — 53.7%
Accenture PLC, Cl A	1,860	331,210
Advanced Micro Devices(A)*	3,435	94,153
Check Point Software Technologies*	525	57,897
Cisco Systems	7,485	389,444
Intel	7,920	348,797
International Business Machines	2,610	331,444
Intuit	795	194,656
Mastercard, Cl A	1,845	463,999
Micron Technology*	4,035	131,581
Microsoft	3,675	454,524
NVIDIA	2,490	337,295
Oracle	7,035	355,971
PayPal Holdings*	3,525	386,869
salesforce.com*	2,280	345,215
Square, Cl A*	1,380	85,491
Visa, Cl A(A)	2,805	452,531
VMware, Cl A(A)	1,440	254,851
Xilinx	690	70,594
		5,086,522
		6,520,462
Total Common Stock (Cost $8,924,536)		9,401,896

The accompanying notes are an integral part of the financial statements.

Innovation Shares

NextGen Protocol ETF

Schedule of Investments

May 31, 2019 (Unaudited) (Concluded)

Description	Shares/Par Amount	Fair Value
MONEY MARKET(B) — 0.5%
JP Morgan U.S. Government Money Market, Class L, 2.280%	44,836	$44,836
Total Money Market (Cost $44,836)		44,836
REPURCHASE AGREEMENT(C)(D) — 0.8%
Credit Suisse AG 2.450%, dated 05/31/2019, to be repurchased on 06/03/2019, repurchase price $80,818 (collateralized by various U.S. Treasury obligations, par values ranging from $7 to $34,737, 0.000% to 2.250%, 09/05/2019 to 02/15/2049, with a total market value of $82,418)	$80,802	80,802
Total Repurchase Agreement (Cost $80,802)		80,802
Total Investments — 100.5% (Cost $9,050,174)		$9,527,534

Percentages are based on Net Assets of $ 9,480,370.

*       Non-income producing security.

(A)   Certain securities or partial positions of certain securities are on loan at May 31, 2019 (see Note 6). The total market value of securities on loan at May 31, 2019 was $712,251.

(B)   The rate reported is the 7-day effective yield as of May 31, 2019.

(C)   Tri-Party Repurchase Agreement.

(D)   This security was purchased with cash collateral held from securities on loan. The total market value of such securities at May 31, 2019 was $80,802.

ADR— American Depositary Receipt

Cl    — Class

PLC — Public Limited Company

The following is a list of the inputs used as of May 31, 2019 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$9,401,896	$—	$—	$9,401,896
Money Market	44,836			44,836
Repurchase Agreement	—	80,802	—	80,802
Total Investments in Securities	$9,446,732	$80,802	$—	$9,527,534

For the six months ended May 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the six months ended May 31, 2019, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Innovation Shares

NextGen Protocol ETF

Statement of Assets and Liabilities

May 31, 2019 (Unaudited)

Assets:
Investments and Repurchase Agreement, at Cost	$9,050,174
Cost of Foreign Currency	10,741
Investments at Fair Value*	$9,446,732
Repurchase Agreements at Value	80,802
Foreign Currency at Value	10,710
Dividends Receivable	17,182
Reclaims Receivable	10,413
Total Assets	9,565,839

Liabilities:
Payable Upon Return on Securities Loaned	80,802
Advisory Fees Payable	4,627
Unrealized depreciation on foreign currency spot contracts	40
Total Liabilities	85,469

Net Assets	$9,480,370

Net Assets Consist of:
Paid-in Capital	$9,181,100
Total Distributable Earnings	299,270

Net Assets	$9,480,370

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	375,000
Net Asset Value, Offering and Redemption Price Per Share	$25.28

* Includes Market Value of Securities of Loan of $712,251.

The accompanying notes are an integral part of the financial statements.

Innovation Shares

NextGen Protocol ETF

Statement of Operations

For the six months ended May 31, 2019 (Unaudited)

Investment Income:
Dividend Income	$141,296
Income from Securities Lending	1,243
Less: Foreign Taxes Withheld	(6,011)
Total Investment Income	136,528

Expenses:
Advisory Fees	47,128
Tax Expense	1,011
Less: Management Fee Waiver	(13,222)
Total Expenses	34,917

Net Investment Income	101,611

Net Realized Loss on:
Investments(1)	(240,177)
Net Realized Loss on Foreign Currency Transactions	(3,263)

Net Change in Unrealized Appreciation (Depreciation):
Investments	704,470
Net Change in Unrealized Depreciation on Foreign Currency Translations	(95)
Net Realized and Unrealized Gain on Investments	460,935

Net Increase in Net Assets Resulting from Operations	$562,546

(1) Includes realized gains and losses as a result of in-kind transactions (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Innovation Shares

NextGen Protocol ETF

Statements of Changes in Net Assets

	Six Months Ended May 31, 2019 (Unaudited)	Period Ended November 30, 2018(1)
Operations:
Net Investment Income	$101,611	$93,837
Net Realized Gain (Loss) on Investments(2)	(243,440)	409,246
Net Change in Unrealized Appreciation (Depreciation) on Investments	704,375	(227,366)
Net Increase in Net Assets Resulting from Operations	562,546	275,717

Distributions:	(126,915)	—
Capital Share Transactions:
Issued In-Kind	—	16,274,388
Redeemed	(1,257,988)	(6,247,378)
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,257,988)	10,027,010

Total Increase (Decrease) in Net Assets	(822,357)	10,302,727
Net Assets:
Beginning of Period	10,302,727	—
End of Period	$9,480,370	$10,302,727
Share Transactions:
Issued In-Kind	—	675,000
Redeemed	(50,000)	(250,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(50,000)	425,000

(1) Commenced operations on January 29, 2018.

(2) Includes realized gains and losses as a result of in-kind transactions (See Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Innovation Shares

NextGen Protocol ETF

Financial Highlights

Selected Per Share Data & Ratios

Six Months Ended May 31, 2019 (Unaudited) and Period Ended November 30,

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments		Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Market Price, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (Including Waivers)(2)	Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	Ratio of Net Investment Income to Average Net Assets(2)	Portfolio Turnover(3)
2019**	$24.24	$0.25	$1.08		$1.33	$(0.21)	$(0.08)	$(0.29)	$25.28	$25.30	5.79%	$9,480	0.70%	0.95%	2.05%	21%
2018(4)	25.00	0.27	(1.03	)(5)	(0.76)	—	—	—	24.24	24.23	(3.04)	10,303	0.65	0.95	1.30	66

*       Per share data calculated using average shares method.

**     For the six months ended May 31, 2019.

(1)    Total return is for the period indicated and has not been annualized. The return does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)    Annualized.

(3)    Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

(4)    Commenced operations January 29, 2018.

(5)    The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because the sales and purchases of Fund Shares in relation to the fluctuating market value of the Fund.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Innovation Shares
NextGen Protocol ETF

Notes to Financial Statements

May 31, 2019 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company consisting of multiple investment portfolios. The financial statements herein are those of the Innovation Shares NextGen Protocol ETF (the “Fund”). The Innovation Shares NextGen Protocol ETF seeks to provide investment results that, before fees and expenses, track the performance of the Innovation Labs Blockchain Innovators Index (the “Index). The Fund is classified as a “diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the “Board”). Penserra Capital Management, LLC (the “Sub-Adviser”), serves as the sub-adviser to the Fund. Innovation Shares NextGen Protocol ETF commenced operations on January 29, 2018.

Shares of the Fund are listed and traded on NYSE Arca, Inc. Market prices for the shares may be different from their net asset value (“NAV”). The Fund will issue and redeem shares on a continuous basis at NAV only in large blocks of shares, typically 25,000 shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities and/or cash constituting a substantial representation, or a representation of the securities on the Index. Once created, shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies ASC (“ASC 946”), and concluded that the Fund meets the criteria of an “investment company,” and therefore, the Fund prepares its financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications —The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long securities and at the most recent ask price for securities sold short. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the

Innovation Shares
NextGen Protocol ETF

Notes to Financial Statements

May 31, 2019 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

security will be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value their securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•    Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund have the ability to access at the measurement date;

•    Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•    Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the six months ended May 31, 2019 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six months ended May 31, 2019, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of Federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of May 31, 2019, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. The Fund has reviewed all major

Innovation Shares
NextGen Protocol ETF

Notes to Financial Statements

May 31, 2019 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by the Fund’s custodian bank until the repurchase date of the repurchase agreement. The Fund may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Fund’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

At May 31, 2019, the market value of the repurchase agreement outstanding was $80,802.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. The Fund may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invest.

Dividends and Distributions to Shareholders — The Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Fund issues and redeems shares (“Shares”) on a continuous basis at NAV and only in large blocks of at least 25,000 Shares (each block of Shares for the Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $500 per transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $500 per transaction. In addition to the fixed creation or redemption transaction fee, an additional creation transaction fee may be charged. The Adviser may retain all or portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net

Innovation Shares
NextGen Protocol ETF

Notes to Financial Statements

May 31, 2019 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

The following table discloses the Creation Unit breakdown based on the NAV as of May 31, 2019:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
Innovation Shares NextGen Protocol ETF	25,000	$500	$632,000	$500

To the extent the Fund permits the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund at all or a portion of the applicable deposit securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount of 115% of the daily mark-to-market of the missing deposit securities. Amounts are disclosed as Segregated Cash Balance with Authorized Participants for Deposit Security and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

3. AGREEMENTS

Investment Advisory Agreement

The Adviser is located at 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120. The Adviser serves as investment adviser to the Trust, including the Fund, pursuant to an investment advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advice to the Fund primarily in the form of oversight of the Sub-Adviser, including daily monitoring of the purchase and sale of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate as follows:

Innovation Shares NextGen Protocol ETF	0.95	%(1)

(1)          The Adviser has contractually agreed to waive a portion of its Management Fee in an amount equal to 0.30% of average daily net assets through March 31, 2019.

Beginning April 1, 2019, the Adviser has voluntarily agreed to waive a portion of its management fee with respect to the Fund in an amount equal to 0.20% of average daily net assets. This waiver may be discontinued at any time without notice.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

Innovation Shares
NextGen Protocol ETF

Notes to Financial Statements

May 31, 2019 (Unaudited) (Continued)

3. AGREEMENTS (continued)

Certain officers or interested trustees of the Trust are also officers or employees of the Adviser or its affiliates. They receive no fees for serving as officers of the Trust.

The Adviser has entered into a license agreement with Innovation Shares LLC, the Fund’s index provider, pursuant to which the Adviser pays a fee to use the Index. The Adviser is sub-licensing rights to the Index to the Fund at no charge.

Sub-Advisory Agreement

Penserra Capital Management, LLC, or the Sub-Adviser, is a New York limited liability company, located at 4 Orinda Way, Suite 100-A, Orinda, California 94563. The Sub-Adviser is responsible for trading portfolio securities and other investment instruments on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board.  Under a sub-advisory agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly at an annual rate of the average daily net assets of the Fund as follows:

Innovation Shares NextGen Protocol ETF	0.05% on the first $500 million, 0.04% on next $500 million, 0.03% on assets greater than $1 billion, subject to a $20,000 annual minimum fee.

The Sub-Adviser’s affiliated broker-dealer, Penserra Securities LLC (“Penserra Securities”), also holds a minority interest in the Sub-Adviser. The Fund may execute brokerage or other agency transactions through registered broker dealer affiliates of the Fund, the Adviser, the Sub-Adviser or the Distributor for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 (the “1934 Act”) and rules promulgated by the SEC. For the six months ended May 31, 2019, the Fund paid commissions to affiliated brokers in the amount of $199.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of shares pursuant to an amended and restated Distribution Agreement dated November 10, 2011 (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent.

The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily assets each year for certain distribution-related activities. For the six months ended May 31, 2019, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. The Bank of New York Mellon (the “Custodian” and “Transfer Agent”) serves as the Fund’s Custodian and Transfer agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

Certain officers of the Trust are also employees of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

Innovation Shares
NextGen Protocol ETF

Notes to Financial Statements

May 31, 2019 (Unaudited) (Continued)

4. INVESTMENT TRANSACTIONS

For the six months ended May 31, 2019, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Innovation Shares NextGen Protocol ETF	$2,047,427	$2,116,171

There were no purchases or sales of long-term U.S. Government securities by the Fund.

For the six months ended May 31, 2019, there were in-kind transactions associated with creations and redemptions:

	Purchases	Sales	Net Realized Gain/Loss
Innovation Shares NextGen Protocol ETF	$—	$1,217,004	$176,619

For the period ended November 30, 2018, there were in-kind transactions associated with creations and redemptions:

	Purchases	Sales	Net Realized Gain/Loss
Innovation Shares NextGen Protocol ETF	$15,511,257	$6,142,231	$412,078

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or distributable earnings, in the period that the differences arise.

As of November 30, 2018, the components of distributable earnings on a tax basis were as follows:

Innovation Shares NextGen Protocol ETF
Undistributed Ordinary Income	$127,741
Unrealized Depreciation	(264,102)
Total Distributable Earnings	$(136,361)

For federal income tax purposes, the cost of investments owned at November 30, 2018, and the net realized gains or losses on investments sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales which cannot be used for federal income tax purposes in the current period and have been deferred for use in future years, as well as passive foreign investment company adjustments. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at May 31, 2019, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
Innovation Shares NextGen Protocol ETF	$9,050,174	$1,059,619	$(582,259)	$477,360

Innovation Shares
NextGen Protocol ETF

Notes to Financial Statements

May 31, 2019 (Unaudited) (Continued)

6. SECURITIES LENDING

The Fund has entered into a Securities Lending Agreement with the Bank of New York Mellon (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADR’) and 105% of the value of foreign equity securities (other than ADRs). However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by the Fund that might occur during the term of the loan would be for the account of the Fund.

Cash collateral received in connection with securities lending is invested in repurchase agreements by the lending agent. The Fund does not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund’s Schedule of Investments.

Securities lending transactions are entered into by the Fund under the Securities Lending Agreement, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following is a summary of securities lending agreements held by the Innovation Shares NextGen Protocol ETF with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of May 31, 2019:

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Value of Non-cash Collateral Received*	Net Amount
Innovation Shares NextGen Protocol ETF	$712,251	$80,802	$631,449	$—

*       The amount of collateral reflected in the table does not include any over-collaterization received by the Fund.

The value of loaned securities and related collateral outstanding at May 31, 2019 are shown in the Schedule of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of May 31, 2019, the cash collateral was invested in Repurchase Agreements and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

Remaining Contractual Maturity of the Agreements, as of May 31, 2019:

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Repurchase Agreements	$80,802	$—	$—	$—	$80,802
U.S. Government Securities	—	47,295	17,700	341,253	406,248
Total	$80,802	$47,295	$17,700	$341,253	$487,050

Innovation Shares
NextGen Protocol ETF

Notes to Financial Statements

May 31, 2019 (Unaudited) (Continued)

7. RISKS OF INVESTING IN THE FUND

As with all ETFs, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk

Because the Fund is an exchange-traded fund (“ETF”), only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem Shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Common Stock Risk

Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Concentration Risk

From time to time, the Fund may invest a significant percentage of their assets in issuers in a single industry (or the same group of industries) or sector of the economy. To the extent the Fund’s investments are concentrated in or have significant exposure to a particular issuer, industry or group of industries, or asset class, the Fund may be more vulnerable to adverse events affecting such issuer, industry or group of industries, or asset class than if the Fund’s investments were more broadly diversified.

Currency Exchange Rate Risk

The Fund invest in securities denominated in non-U.S. currencies, changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non- U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Depositary Receipt Risk

ADRs and GDRs are subject to the risks associated with investing directly in foreign securities. In addition, investments in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Innovation Shares
NextGen Protocol ETF

Notes to Financial Statements

May 31, 2019 (Unaudited) (Continued)

7. RISKS OF INVESTING IN THE FUND (continued)

Emerging Markets Securities Risk

Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. An investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers.

Foreign Securities Risk

Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers.

Geographic Investment Risk

To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Geopolitical Risk

Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

Index Tracking Risk

The Fund’s return may not match or achieve a high degree of correlation with the return of the Index.

Issuer-Specific Risk

The Fund’s performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Large Capitalization Risk

Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Market Risk

The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings,

Innovation Shares
NextGen Protocol ETF

Notes to Financial Statements

May 31, 2019 (Unaudited) (Continued)

7. RISKS OF INVESTING IN THE FUND (continued)

changes in interest or currency rates or adverse investor sentiment generally. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Methodology Risk

The Fund seeks to track the performance of stocks of companies selected using a proprietary categorization and ranking Methodology developed by the Index Creator. No assurance can be given that stocks of innovators of companies selected according to the Methodology will outperform stocks of other companies. Moreover, there is no guarantee that the Methodology will generate or produce the intended results.

Mid-Capitalization Risk

The mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

New/Smaller Fund Risk

A new or smaller fund’s performance may not represent how the fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are fully invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Fund performance may be lower or higher during this “ramp-up” period, and may also be more volatile, than would be the case after the fund is fully invested. Similarly, a new or smaller Fund’s investment strategy may require a longer period of time to show returns that are representative of the strategy. New funds have limited performance histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. If a new or smaller Fund were to fail to successfully implement its investment strategies or achieve its investment objective, performance may be negatively impacted. Further, when a fund’s size is small, the fund may experience low trading volumes and wide bid/ask spreads. In addition, the fund may face the risk of being delisted if the fund does not meet certain conditions of the listing exchange. If the fund were to be required to delist from the listing exchange, the value of the fund may rapidly decline and performance may be negatively impacted. There can be no assurance that the Fund will achieve an economically viable size. Any of the foregoing may result in the Fund being liquidated. The Fund may be liquidated by the Board of Trustees without a shareholder vote. In a liquidation, shareholders of the Fund will receive an amount equal to the Fund’s NAV, after the deducting the costs of liquidation, including the transaction costs of disposing of the Fund’s portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during the Fund’s liquidation all or a portion of the Fund’s portfolio may be invested in a manner not consistent with its investment objective and investment policies.

Operational Risk

The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund. Although the Fund and its service providers seek to mitigate these operational risks through their internal controls and operational risk management processes, these measures may not identify or may be inadequate to address all such risks.

Innovation Shares
NextGen Protocol ETF

Notes to Financial Statements

May 31, 2019 (Unaudited) (Continued)

7. RISKS OF INVESTING IN THE FUND (continued)

Passive Investment Risk

The Fund is not actively managed. Therefore, unless a specific security is removed from the Fund’s Index, or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Index methodology, the Fund generally would not sell a security because the security’s issuer was in financial trouble. If a specific security is removed from the Fund’s Index, the Fund may be forced to sell such security at an inopportune time or for a price other than the security’s current market value. An investment in the Fund involves risks similar to those of investing in any equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. It is anticipated that the value of Fund Shares will decline, more or less, in correspondence with any decline in value of the Index. The Index may not contain the appropriate mix of securities for any particular point in the business cycle of the overall economy, particular economic sectors, or narrow industries within which the commercial activities of the companies comprising the portfolio securities holdings of the Fund are conducted, and the timing of movements from one type of security to another in seeking to sample the Index could have a negative effect on the Fund. Unlike other funds that select investments based on analyses of financial or other information relating to companies, the economy or markets, the Fund, like other sector-focused or other narrowly-focused index funds, invests in companies included in its Index in accordance with its investment objective of tracking the performance of its Index. There can be no assurance that an investment in such companies would not underperform the broader market or investments with a different focus. The Fund should not be considered a complete investment program. Unlike with an actively managed fund, the Sub-Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Sector Focus Risk

The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Fund’s sector exposure is expected to vary over time based on the composition of its Index, the Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which the Fund may have exposure over time and should not be relied on as such.

Information Technology Sector Risk.    The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, the loss of patent, copyright and trademark protections, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Tracking Stock Risk

Many of the risks of investing in common stock are applicable to tracking stock. Tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. Therefore, tracking stock may decline in value even if the common stock of the larger company increases in value. In addition, holders of tracking stock may not have the same rights as holders of the company’s common stock.

Innovation Shares
NextGen Protocol ETF

Notes to Financial Statements

May 31, 2019 (Unaudited) (Concluded)

7. RISKS OF INVESTING IN THE FUND (continued)

Trading Risk

Although the Shares of the Fund are listed for trading on a listing exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Secondary market trading in Fund Shares may be halted by a listing exchange because of market conditions or for other reasons. In addition, trading in Fund Shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the Shares of the Fund will continue to be met or will remain unchanged.

These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of the Fund’s portfolio holdings trade in markets that are closed when the Fund’s market is open, there may be valuation differences that could lead to differences between the Fund’s market price and the value of the Fund’s portfolio holdings. An investment in securities of non-U.S. issuers may be in the form of depositary receipts or other securities convertible into securities of such issuers.

8. OTHER

At May 31, 2019, the records of the Trust reflected that 100% of the Fund’s total shares outstanding was held by one Authorized Participant in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and have been purchased and sold by persons other than Authorized Participants.

9. NEW ACCOUNTING PRONOUNCEMENTS

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The amendments relevant to registered investment companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distributions to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital, which are still presented separately.

In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

10. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of May 31, 2019.

Innovation Shares
NextGen Protocol ETF

Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of the Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses, dividend expense on securities sold short, and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (December 1, 2018 to May 31, 2019).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 12/01/18	Ending Account Value 5/31/19	Annualized Expense Ratios	Expenses Paid During Period(1)
Innovation Shares NextGen Protocol ETF
Actual Fund Return	$ 1,000.00	$ 1,057.90	0.70%	$ 3.59
Hypothetical 5% Return	$ 1,000.00	$ 1,021.44	0.70%	$ 3.53

(1)          Expenses are equal to the Fund’s annualized expense ratio (including broker expense) multiplied by the average account value over the period, multiplied 182/365 (to reflect the one-half year period shown).

Innovation Shares
NextGen Protocol ETF

Supplemental Information

(Unaudited)

NAV is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.innovationshares.com.

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10900 Hefner Pointe Drive, Suite 207
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, OK 73120

Sub-Adviser:
Penserra Capital Management LLC
4 Orinda Way
Suite 100-A
Orinda, CA 94563

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments
Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Ave.
Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund described.

INN-SA-001-0200

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.     Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.    Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.  Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for the Closed-End Management Investment Companies.

Not applicable.

Items 13.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: August 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: August 7, 2019

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: August 7, 2019